                      CARDINAL GOVERNMENT SECURITIES TRUST

                      SUPPLEMENT DATED DECEMBER 11, 1995,
                      TO PROSPECTUS DATED FEBRUARY 1, 1995

     Capitalized terms used in this Supplement have the meaning assigned to them in the Prospectus.

     The Trust has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of December 1, 1995 (the "Plan"), with The Cardinal Group, an Ohio business trust (the "Group"). Pursuant to the Plan, Cardinal Government Securities Money Market Fund, a series of the Group (the "Acquiring Fund"), would acquire all of the assets of the Trust in exchange for the assumption of all of the Trust's liabilities and a number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the Trust's net assets (the "Reorganization"). The Trust would then be liquidated, and the shares of the Acquiring Fund would be distributed to Trust shareholders.

     The Reorganization is subject to certain regulatory approvals and to approval by the shareholders of the Trust at the Annual Shareholders Meeting currently expected to be held in February, 1996. If the shareholders approve the Reorganization, it is expected that the Reorganization would be effected on or about March 31, 1996; however, the Reorganization may be effected on such earlier or later date as the Group and the Trust may determine. There can be no assurance that the Reorganization will take place when or as currently proposed.

     The following paragraph is added to the cover page of this Prospectus:

          THE SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE TRUST INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     The second sentence of the first paragraph under the heading "CHECK-WRITING REDEMPTION PROCEDURE" on page 13 of the Prospectus is deleted and is replaced with the following:

     These checks may be made payable to the order of any person in any amount not less than $250.

     The second sentence of the second paragraph under the heading "CHECK-WRITING REDEMPTION PROCEDURE" on page 13 of the Prospectus is deleted.

     The following two sentences are added at the end of the second paragraph under the heading "WHO MANAGES MY INVESTMENT IN THE TRUST? -- Investment Adviser and Manager" on pages 14 and 15 of the Prospectus:

     As of December 22, 1995, John R. Carle will be primarily responsible for the day-to-day management of the Trust's portfolio. Mr. Carle has been a portfolio manager with the Adviser and/or The Ohio Company since 1971 and has more than 28 years of investment management experience.

     The Prospectus Supplement supersedes in its entirety the prospectus supplement dated February 22, 1995.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

PROSPECTUS
--------------------------------------------------------------------------------
                                    [LOGO]
                      CARDINAL GOVERNMENT SECURITIES TRUST

Cardinal Government Securities Trust (the "Trust") is a no-load, diversified, open-end management investment company with an investment objective of maximizing current income while preserving capital and maintaining liquidity. The Trust seeks to attain its objectives by investing in U.S. Treasury bills, notes and bonds, other obligations issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements relating to such obligations. All obligations purchased by the Trust will mature in thirteen months or less. There can be no assurance that the Trust's objective will be achieved.

THE INVESTMENT DESCRIBED IN THIS PROSPECTUS IS NOT INSURED OR GUARANTEED BY THE UNITED STATES GOVERNMENT. THE TRUST INTENDS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT NET ASSET VALUE WILL NOT VARY.

The Trust is designed for institutions and individuals who desire current income that reflects prevailing interest rates for short-term investments together with a high degree of liquidity and the security of a portfolio invested only in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such obligations.
--------------------------------------------------------------------------------

         For further information regarding the Trust or for assistance in opening an account or redeeming shares, please call:

        In Columbus 464-5512 (opening accounts and further information)
                          464-5511 (redeeming shares)

               From other Ohio locations (800) 282-9446 toll free

                   From outside Ohio (800) 848-7734 toll free

           Inquiries may also be made by mail addressed to the Trust
                            at its principal office:

                             155 East Broad Street
                              Columbus, Ohio 43215
--------------------------------------------------------------------------------

This Prospectus sets forth concisely the information about the Trust that a prospective investor ought to know before investing in the Trust. This Prospectus should be retained for future reference. A Statement of Additional Information respecting the Trust, dated February 1, 1995, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Trust at the above address or by calling the phone numbers provided above.

     Investors should read and retain this Prospectus for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               THE OHIO COMPANY

                The date of this Prospectus is February 1, 1995

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY FEATURES
--------------------------------------------------------------------------------

HIGH CURRENT YIELD.............The Trust seeks the maximum yield available through investment in U.S. Government securities. (See pages 6 and
                               7.)
HIGH DEGREE OF SAFETY..........The investor obtains a high degree of safety due to the fact the Trust invests solely in obligations issued or
                               guaranteed by the U.S. Government and its agencies and
                               instrumentalities, including U.S. Government obligations
                               subject to repurchase agreements. (See pages 6 and 7.)
MONTHLY DISTRIBUTIONS..........Monthly distributions are automatically reinvested in additional shares of the Trust without charge or may be
                               received in cash. (See pages 4 and 10.)
INSTANT LIQUIDITY..............Through the free check writing privilege or telephone transfer of funds, all or part of an investor's shares may be redeemed on any business day at the net asset value
                               without charge. (See page 12.)
LOW INITIAL INVESTMENT.........An investor can acquire shares of a high quality portfolio of government securities with a smaller investment than
                               would be needed to purchase a similar portfolio directly.
                               (See page 8.)
PROFESSIONAL MANAGERS..........The Trust's portfolio is fully managed by professional portfolio managers. (See page 14.)
FLEXIBILITY....................You may switch once each calendar quarter from one mutual fund to another within the Cardinal Group of Funds as your personal circumstances or market conditions dictate. Under certain circumstances, however, a sales charge may be im-
                               posed on exchanges for shares of The Cardinal Fund Inc.,
                               Cardinal Government Obligations Fund, Cardinal Balanced
                               Fund and Cardinal Aggressive Growth Fund. (See pages 15
                               and 16.)
MAXIMUM YIELD..................As there is no sales charge to reduce the yield, investors receive the maximum yield on their investment. Service
                               fees and charges have not been considered. (See pages 8
                               and 14.)
ACH PROCESSING.................Investors may use Automated Clearing House ("ACH")
                               processing for subsequent purchases of shares,
                               redemptions, and/or distributions paid. (See page 15.)

--------------------------------------------------------------------------------
PROSPECTUS HIGHLIGHTS
--------------------------------------------------------------------------------

SHARES OFFERED.................The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, all of
                               one class, with a par value of $.01 per share (the
                               "Shares"). (See page 6.)
OFFERING PRICE.................The public offering price is equal to net asset value per share next determined after order. The Trust intends to
                               use its best efforts, under normal circumstances, to
                               maintain a constant net asset value of $1.00 per share.
                               There can be no assurance that it will be able to maintain such a net asset value. There is no sales charge. (See
                               pages 8 and 13.)
MINIMUM PURCHASE...............$1,000 minimum initial investment and $100 minimum subse-
                               quent investments, although such minimums may be waived
                               under certain circumstances. (See page 8.)
TYPE OF COMPANY................No-load, diversified, open-end management investment com-
                               pany, commonly known as a mutual fund, established under
                               Pennsylvania law by a Declaration of Trust dated March 21,
                               1980. (See page 6.)
INVESTMENT OBJECTIVE...........To maximize current income while maintaining liquidity and preserving capital. There is no assurance that such
                               objective will be achieved. (See page 6.)
INVESTMENT POLICIES............The Trust invests in obligations issued or guaranteed by the U.S. Government and its agencies, and
                               instrumentalities, and repurchase agreements secured by
                               obligations of the U.S. Government or its agencies or
                               instrumentalities. These investments entail certain risks.
                               (See page 7.)
INVESTMENT ADVISER.............The Trust has entered into an Investment Advisory and Man-
                               agement Agreement with Cardinal Management Corp., a
                               wholly-owned subsidiary of The Ohio Company ("the Ad-
                               viser"). Cardinal Management Corp. also acts as investment adviser for Cardinal Tax Exempt Money Trust and Cardinal
                               Government Obligations Fund, Cardinal Balanced Fund and
                               Cardinal Aggressive Growth Fund. (See page 14.)
MANAGEMENT FEE.................The annual rate is .5% of the average daily net assets of the Trust. (See pages 14 and 15.)
DISTRIBUTIONS..................Distributions from net investment income are credited to the shareholder's account daily and are automatically
                               reinvested in additional Shares of the Trust monthly
                               unless a cash dividend option is selected. (See page 10.)
REDEMPTION.....................At net asset value per share, without charge, except that broker-dealers may charge a service fee for assisting in a redemption. The Trust may require a redemption of shares
                               if the value of the account is less than $500. (See page
                               11.)
TRANSFER AGENT.................Cardinal Management Corp. (See page 15.)

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION EXPENSES
          Maximum Sales Load Imposed on Purchases
            (as a percentage of offering price)..........................             0%
          Maximum Sales Load Imposed on Reinvested Dividends
            (as a percentage of offering price)..........................             0%
          Deferred Sales Load
            (as a percentage of original purchase price or
            redemption proceeds, as applicable)..........................             0%
          Redemption Fees
            (as a percentage of amount redeemed, if applicable)..........             0%
          Exchange Fee...................................................         $   0
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
          Management Fees................................................           .50%
          12b-1 Fees.....................................................           .00
          Other Expenses.................................................           .35
                                                                                -------
               Total Fund Operating Expenses.............................           .85%
                                                                                =======

                     EXAMPLE                           1 YEAR         3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------    -----------    -----------    -----------    -----------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and
  (2) redemption at the end of each time
  period.........................................        $9             $27            $47           $105

The purpose of the above table is to assist a potential purchaser of the Trust's Shares in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE TRUST?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Trust. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following Financial Highlights with respect to each of the ten fiscal years ended September 30, 1994, have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon, together with certain financial statements, is contained in the Trust's Statement of Additional Information and which may be obtained by shareholders and prospective investors.

FINANCIAL HIGHLIGHTS FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                          YEARS ENDED SEPTEMBER 30,
                                                      -----------------------------------------------------------------
                                                        1994          1993          1992          1991          1990
                                                      ---------     ---------     ---------     ---------     ---------
Net asset value, Beginning of period................  $    1.00     $    1.00     $    1.00     $    1.00
Income from investment operations:
  Net investment income.............................        .03           .02           .04           .06           .08
  Net gains or losses on securities (both realized
    and unrealized).................................         --            --            --            --            --
                                                      ---------     ---------     ---------     ---------     ---------
  Total from investment operations..................        .03           .02           .04           .06           .08
                                                      ---------     ---------     ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)............       (0.3)         (.02)         (.04)         (.06)         (.08)
  Distributions (from capital gains)................         --            --            --            --            --
  Returns of capital................................         --            --            --            --            --
                                                      ---------     ---------     ---------     ---------     ---------
  Total Distributions...............................       (.03)         (.02)         (.04)         (.06)         (.08)
Net asset value, End of period......................  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                      =========     =========     =========     =========     =========
Ratios/Supplemental Data:
Total Return........................................       2.84%(1)      2.41%         3.58%         6.20%        7.97%
Net assets, End of period (000) omitted.............  $ 367,516     $ 402,758     $ 472,521     $ 567,841     $ 592,343
Ratio of expenses to average net assets.............       0.85%         0.79%         0.76%         0.72%         0.73%
Ratio of net investment income to average net
  assets............................................       2.94%         2.38%         3.52%         6.03%         7.69%

                                                                          YEARS ENDED SEPTEMBER 30,
                                                      -----------------------------------------------------------------
                                                        1989          1988          1987          1986          1985
                                                      ---------     ---------     ---------     ---------     ---------
Net asset value, Beginning of period................  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
Income from investment operations:
  Net investment income.............................        .09           .07           .06           .07           .08
  Net gains or losses on securities (both realized
    and unrealized).................................         --            --            --            --            --
                                                      ---------     ---------     ---------     ---------     ---------
  Total from investment operations..................        .09           .07           .06           .07           .08
                                                      ---------     ---------     ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)............       (.09)         (.07)         (.06)         (.07)         (.08)
  Distributions (from capital gains)................         --            --            --            --            --
  Returns of capital................................         --            --            --            --            --
                                                      ---------     ---------     ---------     ---------     ---------
  Total Distributions...............................       (.09)         (.07)         (.06)         (.07)         (.08)
Net asset value, End of period......................  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                      =========     =========     =========     =========     =========
Ratios/Supplemental Data:
Total Return........................................       8.88%         6.81%         5.99%         7.09%         8.57%
Net assets, End of period (000) omitted.............  $ 533,266     $ 411,887     $ 422,595     $ 408,681     $ 406,808
Ratio of expenses to average net assets.............       0.72%         0.73%         0.72%         0.80%         0.80%
Ratio of net investment income to average net
  assets............................................       8.54%         6.61%         5.83%         6.87%         8.25%

---------------

(1) Without the $1,151,186 capital contribution as discussed in Note 2 to the financial statements appearing in the Trust's Statement of Additional Information, the 1994 total return would have been 2.55%.

See notes to financial statements appearing in the Trust's Statement of Additional Information.

---------------------------------------

Pursuant to a Revolving Credit Agreement between the Trust and The Fifth Third Bank dated April 10, 1992 (the "Loan Agreement"), the Trust may borrow money from The Fifth Third Bank for temporary or emergency non-investment purposes, such as to accommodate abnormally heavy redemption requests, and only in an amount not exceeding 10% of the value of the Trust's total assets at the time of borrowing. The table below sets forth certain information concerning the Loan Agreement.

                                               AVERAGE            AVERAGE NUMBER           AVERAGE
                      AMOUNT OF DEBT       AMOUNT OF DEBT       OF TRUST'S SHARES         AMOUNT OF
   YEAR ENDED         OUTSTANDING AT         OUTSTANDING           OUTSTANDING          DEBT PER SHARE
 SEPTEMBER 30,        END OF PERIOD       DURING THE PERIOD     DURING THE PERIOD     DURING THE PERIOD
----------------    ------------------    -----------------     ------------------    ------------------
      1994                  $0                 $ 5,977             385,137,301            $0.0000155
      1993                  $0                 $   449             437,639,426            $0.0000010

From time to time the Trust may advertise its "yield" or "annualized yield" and its "effective yield". BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" or "annualized yield" of the Trust refers to the income generated by an investment in the Trust over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Trust is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" or "annualized yield" because of the compounding effect of this assumed reinvestment.

Investors may also judge the performance of the Trust by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc. and CDA Investment Technologies, Inc. Comparisons may also be made to indices or data published in Donoghue's MONEY FUND REPORT of Holliston, Massachusetts, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, Consumer Reports and U.S.A. Today. In addition to performance information, general information about the Trust that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

--------------------------------------------------------------------------------
WHAT IS THE TRUST?
--------------------------------------------------------------------------------

The Trust is a diversified open-end management investment company established under Pennsylvania law by a Declaration of Trust dated March 21, 1980. The Declaration of Trust, as amended to date, permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, all of one class, with par value of $.01 per share, and authorizes the Trustees to issue separate series of shares differing only in certain specified respects. The Trustees have not currently authorized separate series of shares. Each Share offered hereunder represents an equal pro rata interest in the Trust's common portfolio. Upon liquidation, shareholders are entitled to share pro rata in the net assets of the Trust available for distribution to shareholders. Shares are freely transferable, have no preemptive or conversion rights and are redeemable as set forth herein under "HOW MAY I REDEEM MY SHARES?" Shares are fully paid and nonassessable, except as set forth under "SHAREHOLDER AND TRUSTEE LIABILITY" in the Statement of Additional Information. Any additional series of shares must be issued in compliance with the Investment Company Act of 1940 and must not constitute a security that is senior to the Shares offered pursuant to this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES OF THE TRUST?
--------------------------------------------------------------------------------

The investment objective of the Trust is to maximize current income while preserving capital and maintaining liquidity. There can be no assurance that the objective of the Trust will be achieved. The investment objective with respect to the Trust is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of the Trust.

The Trust seeks to attain its investment objective by investing in U.S. Treasury bills, notes and bonds, other obligations issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Trust will not invest in contracts for forward delivery of securities (so-called "futures"). The Trust will purchase only obligations having maturities, from the date of purchase, of 13 months or less. Current income earned on such securities may not be as great as current income that could be earned on lower quality securities that have less liquidity and/or a greater risk of non-payment or securities that have a longer term.

Notwithstanding any of the foregoing, the Trust, as a money market fund subject to Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"), must invest exclusively in United States dollar-denominated instruments which the Trustees of the Trust and the Trust's investment adviser determine present minimal credit risks and which at the time of acquisition are rated by one or more appropriate nationally recognized statistical rating organizations ("NRSRO") (e.g. Standard & Poor's Corporation and Moody's Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations or, if unrated, are deemed to be of comparable quality. In addition, the dollar-weighted average maturity of the obligations in the Trust may not exceed 90 days.

Subject to the foregoing limitations and in order to achieve its investment objective, the Trust expects to invest in the following types of securities.

Direct obligations issued by the U.S. Treasury include bills, notes and bonds which differ from each other only in interest rates, maturities and times of issuance; Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years.

Examples of obligations issued by agencies or instrumentalities of the U.S. Government include, among others, securities issued by the General Services Administration, Federal Housing Administration, Farmers Home Administration, Government National Mortgage Association, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home Loan Mortgage Corporation, Central Bank for Cooperatives, Maritime Administration, The Tennessee Valley Authority, Washington, D.C. Armory Board, Export-Import Bank of the United States, the International Bank for Reconstruction and Development, Federal National Mortgage Association and Student Loan Marketing Association. Certain of such U.S. Government obligations may have variable or floating rates of interest. The Trust intends to invest in variable and floating rate instruments whose market value, upon reset of the interest rate, will approximate par value because their interest rates will be tied to short-term market rates. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by U.S. Treasury guarantees; and others, such as those issued by Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury. In addition, some obligations of U.S. Government agencies or instrumentalities, such as those issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality and others, such as those issued by the Student Loan Marketing Association, are supported solely by the credit of the issuing agency or instrumentality itself. No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. The Trust will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

A repurchase agreement is an instrument under which the purchaser acquires ownership of the obligation but the seller agrees, at the time of the sale, to repurchase the obligation at a specified time and price. Although the securities subject to a repurchase agreement might bear maturities of more than one year, the settlement date for repurchase agreements entered into by the Trust cannot be more than seven days after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Under the 1940 Act, repurchase agreements are considered to be loans by the Trust. The Trust will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Trust's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. The Adviser will be responsible for continuously monitoring such requirements. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Trust could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Trust seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

The Trust may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. The Trust intends to invest for purposes of short-term cash management in other money market mutual funds. The Trust's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on the Trust's investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments --Securities of Other Investment Companies" in the Trust's Statement of Additional Information.

The Trust cannot borrow money except from banks for temporary or emergency non-investment purposes, such as to accommodate abnormally heavy redemption requests, and then only in an amount not exceeding 10% of the value of the Trust's total assets at the time of borrowing. The Trust cannot pledge, mortgage or hypothecate its assets except to secure borrowing for temporary or emergency non-investment purposes and then only in an amount not exceeding the lesser of any applicable limitation under state law or 15% of its assets.

The Trust's investment objective and fundamental policies may not be changed without approval of holders of a majority of the outstanding Shares of the Trust.

--------------------------------------------------------------------------------
HOW DO I PURCHASE SHARES OF THE TRUST?
--------------------------------------------------------------------------------

Shares of the Trust are sold on a continuing basis without a sales charge at the net asset value next determined after an order is received by The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, the Trust's principal underwriter, and federal funds (monies credited to a member bank's account in a Federal Reserve Bank) are received by The Ohio Company as hereinafter provided. The minimum initial investment for individuals is $1,000 and subsequent investments must be in amounts of at least $100. The Trust may, at its discretion, waive the subsequent investment minimum for purchases effected through the automatic reinvestment of distributions from unit investment trusts sponsored by The Ohio Company, and may waive both the initial and subsequent investment minimums for purchases effected with cash balances in brokerage accounts of customers of The Ohio Company. Institutions may place orders for any number of individual accounts with a minimum initial purchase of $1,000 for each individual account. Subsequent purchases may be made in minimum amounts of $100 for each individual account. Shares of the Trust may be purchased through a securities dealer, investment adviser, agent or other fiduciary which may charge a fee for its services in connection with the purchase. No sales charge is imposed by the Trust or by The Ohio Company.

Each new investor must complete an Application Form and send it to the Trust at the indicated address either prior to or concurrently with the transmittal of funds by wire or mail.

All Shares purchased will be credited to shareholder accounts after receipt of an order and federal funds by The Ohio Company, at the net asset value next determined. The Trust currently determines net asset value and enters purchases and redemptions of its shares as of 4:00 p.m. Eastern Time on each day that the New York Stock Exchange is open for business ("Business Day"). If a properly completed order and federal funds (or other immediately available funds) are received at or prior to 12:00 noon Eastern Time on a Business Day, then the purchase will be entered as of 4:00 p.m. Eastern Time on that day and dividends will commence on that day. If either federal funds (or other immediately available funds) or the completed purchase order are received after 12:00 noon Eastern Time (but prior to 4:00 p.m. Eastern Time) Shares will be credited to the shareholder's account as of 4:00 p.m. Eastern Time on that day but will not earn dividends until the following day.

The Trust reserves the right to reject any order to purchase its Shares. Certificates representing Shares of the Trust will not be issued. All Shares purchased are confirmed to the investor and credited to the investor's account on the Trust's books maintained by Cardinal Management Corp. The investor will have the same rights and ownership with respect to such Shares as if certificates had been issued.

PURCHASE BY FEDERAL FUNDS WIRE

Investments in Shares of the Trust may be made by wire transfer of federal funds, avoiding delays of the mail and the normal check clearance process described below. An investor may telephone the Trust (464-5511 from Columbus, Ohio; (800) 282-9446, toll free from other Ohio locations; or (800) 848-7734, toll free from outside Ohio) prior to wire transfer of its investment to advise the Trust of the investment and, if a new investor, to obtain an account number. If an investor does not telephone the Trust for wire instructions and the investor's wire transfer does not include sufficient information, such purchase will be delayed until the proper information is received. An investor must instruct its bank to "wire transfer" the investment immediately to:

                            The Huntington National Bank
                            Account Number 01891688407
                            Routing Number 044000024
                            17 South High Street
                            Columbus, Ohio 43215
                            Attn: Cardinal Government Securities Trust
                            [Include Trust Account Number and Name of Account Holder]

Funds transmitted by wire will be invested in Shares of the Trust at the net asset value next computed after receipt thereof as follows. Investment will occur on the same day as the transfer of funds so long as federal funds are received by The Ohio Company prior to 12:00 noon Eastern Time on any Business Day. Federal funds received by The Ohio Company after 12:00 noon Eastern Time will not be invested until the next Business Day. Dividends will accrue on the day a purchase is effected only if federal funds are received by The Ohio Company by 12:00 noon Eastern Time. A bank may charge for its services in effecting wire transfers of funds.

Subsequent purchases of Shares of the Trust may be made by ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

PURCHASE BY MAIL

Investment in Shares of the Trust may be made by mail by sending a check or other negotiable bank draft payable to the order of "Cardinal Government Securities Trust" together with, in the case of an initial purchase, an Application Form to:

                       Cardinal Government Securities Trust
                       155 East Broad Street
                       Columbus, Ohio 43215

Money transmitted by check drawn on a member of the Federal Reserve System will normally be converted to federal funds and invested in Shares of the Trust within one Business Day following receipt by The Ohio Company. Checks drawn on non-member banks may take considerably longer. Cardinal Management Corp. or the Trust will attempt to notify the investor upon receipt of the latter type of check as to the possible delay and to arrange for a better means of transmittal of funds. THE TRUST STRONGLY RECOMMENDS THAT INVESTORS OF SUBSTANTIAL AMOUNTS USE FEDERAL FUNDS TO PURCHASE SHARES.

AUTOMATIC INVESTMENT PLAN

The Trust has made arrangements to enable you to make automatic monthly or quarterly investments, in the minimum amount of $50 per transaction, from your checking account. Assuming the cooperation of your financial institution, your checking account therein will be debited to purchase Shares of the Trust on the periodic basis you select. Confirmation of your purchase of Trust Shares will be provided by the Trust. The debit of your checking account will be reflected in the checking account statement you receive from your financial institution. Please contact The Ohio Company for the appropriate form.

--------------------------------------------------------------------------------
MAY MY TAX SHELTERED RETIREMENT PLAN INVEST IN THE TRUST?
--------------------------------------------------------------------------------

Shares of the Trust qualify for purchase in connection with the following tax sheltered retirement plans:

     -- Individual retirement account ("IRAs") plans.

     -- Simplified Employee Pension Plans.

     -- 403(b)(7) Custodial Plans sponsored by certain tax-exempt employers.

     -- Pension, profit-sharing and 401(k) plans qualifying under Section 401(a) of the Internal Revenue Code.

The Ohio Company offers a wide range of services to assist employers in reducing the cost and complexity of utilizing any of the above retirement programs. These services include:

        Consulting services
        Prototype plan documents
        Low-cost recordkeeping and IRS reporting
        On-going employee educational programs
        Investment consultation
        Trust services

Please contact your local office of The Ohio Company or call 1-800-237-2169 (inside Ohio) or 1-800-237-2170 (outside Ohio) to obtain complete information regarding The Ohio Company's retirement plan services.

--------------------------------------------------------------------------------
WHAT DISTRIBUTIONS WILL I RECEIVE?
--------------------------------------------------------------------------------

The Trust's net income is declared as a dividend and accrued on each Business Day, immediately prior to the determination of the Trust's net asset value at 4:00 p.m. Eastern Time. Net interest income (from the time of the immediately preceding declaration) consists of interest accrued on the portfolio of the Trust (including accrued discount earned and premium amortized), plus realized net short-term capital gains (losses) due to portfolio transactions (if any), less the accrued expenses of the Trust applicable to that dividend period. The Trust does not expect to realize any long-term capital gains due to its policy of investing in securities maturing in 13 months or less.

All dividends of net income are credited to each shareholder's account daily and automatically reinvested in additional Shares of the Trust at the net asset value on the last Business Day of each month. Shareholders, however, may elect to receive monthly the dividends of $10 or more declared on their Shares in cash by checking the appropriate box on the Account Information Form or by otherwise notifying Cardinal Management Corp. in writing. In addition, investors may obtain cash at any time without charge by redeeming Shares at net asset value. If the entire account of a shareholder is withdrawn, all dividends accrued to the time of withdrawal will be paid at that time.

Shareholders may elect to receive cash distributions by using ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

Should the Trust incur or anticipate any extraordinary expense or loss or depreciation which would adversely affect its net asset value per share or income for a particular period, the Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then-prevailing circumstances. For example, if the Trust's net asset value per share were reduced, or expected to be reduced, below $1.00, the Trustees might suspend further dividend accruals until the net asset value returned to $1.00. Thus, extraordinary expenses or losses or depreciation may result in no dividends being accrued for the period during which an investor holds Shares as well as a redemption price lower than the purchase price for such Shares.

--------------------------------------------------------------------------------
HOW MAY I REDEEM MY SHARES?
--------------------------------------------------------------------------------

Investors may redeem Shares of the Trust on any Business Day at the net asset value next determined following receipt by the Trust's transfer agent, Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215, of a written or telephonic notice to redeem, or by check, each as more fully described below. See "HOW IS NET ASSET VALUE CALCULATED?" below, for a description of when net asset value is determined.

As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem to Cardinal Management Corp. without charge. Other broker-dealers may assist a shareholder in redeeming his Shares and may charge a fee for such services.

Proceeds of redemption requests received by Cardinal Management Corp. in proper form before (1) 4:00 p.m. Eastern Time for shareholders who are customers of The Ohio Company and who have submitted their redemption request through their broker at The Ohio Company or (2) 12:00 noon Eastern Time for all other redemption requests, will be sent by mail on the next Business Day or, if the expedited redemption option is available, by federal funds wire on the next Business Day for use on that day.

The Trust reserves the right to delay payment for the redemption of Shares where such Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the Trust). The purchase of Trust Shares by wire transfer of federal funds would avoid any such delay.

The Trust may suspend the right of redemption or may delay payment during any period the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?".

Due to the high cost of maintaining accounts, the Trust reserves the right to redeem involuntarily Shares in any account at the then current net asset value if at any time redemptions have reduced a shareholder's total investment to a net asset value below $500. A shareholder will be notified in writing that the value of the account is less than $500 and allowed not less than 30 days to increase the account to $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder.

REDEMPTION BY MAIL

Shareholders may elect to redeem Shares of the Trust by submitting a written request therefor to Cardinal Management Corp., the Trust's transfer agent at 215 East Capital Street, Columbus, Ohio 43215. Cardinal Management Corp. will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. Cardinal Management Corp. reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or (2) it has reason to believe that the transaction would otherwise be improper.

REDEMPTION BY TELEPHONE

Shareholders may elect to redeem Shares of the Trust by calling the Trust at the telephone numbers set forth on the front of this Prospectus. The Shareholder may direct that the redemption proceeds be mailed to the address of record or another address.

Neither the Trust nor its service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Trust's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Trust will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Trust or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also redeem their Shares by mail as described above.

EXPEDITED REDEMPTION

Any investor may elect to use the expedited redemption procedure by designating on the Account Information Form submitted at the time of initial investment the name of a commercial bank and account number to receive proceeds of redemption. If this election is made, requests for redemption may be made by mail or by telephone as described above.

An investor may elect to have redemption proceeds sent by federal funds wire to the designated U.S. bank account if the proceeds are $1,000 or more. Otherwise, proceeds will be sent by mail. No signature guarantee will be required of investors electing this procedure. Requests to change bank or account designations may only be made in writing to the Trust with the type of signature guarantee and other documentation specified under "Redemption by Mail" above. To participate in this procedure, an investor must complete the expedited redemption portion of the Account Information Form or notify the Trust at any time after making an initial investment.

An investor may also elect to have redemption proceeds sent by federal funds wire to The Ohio Company, the Trust's distributor, if the proceeds are $500 or more. If the investor elects to have federal funds so wired, the investor may pick up a check at The Ohio Company's main office at 155 East Broad Street, Columbus, Ohio or The Ohio Company will mail a check to the investor's address of record. The Trust may, at its discretion, waive the minimum redemption requirement for redemptions effected to cover debit balances in brokerage accounts of customers of The Ohio Company.

AUTOMATIC WITHDRAWAL

Shareholders may elect to have the proceeds from redemptions of Shares transmitted to an authorized bank account at a Federal Reserve member bank through ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

SYSTEMATIC WITHDRAWAL PLAN

As a shareholder, you may elect to redeem your Shares monthly or quarterly in amounts of $50 or more, pursuant to the Trust's Systematic Withdrawal Plan. Please contact The Ohio Company for the appropriate form.

CHECK-WRITING REDEMPTION PROCEDURE

Cardinal Management Corp., as Transfer Agent for the Trust, will provide any shareholder who so requests with a supply of checks, imprinted with the shareholder's name, which may be drawn against the Trust's account maintained by The Fifth Third Bank (the "Bank"), for redemption of Trust Shares. These checks may be made payable to the order of any person in any amount not less than $500. To participate in this procedure, an investor must complete the Check-Writing Redemption Form available from Cardinal Management Corp. When a check is presented to the Bank for payment, Cardinal Management Corp. (as your agent) will cause the Trust to redeem sufficient Shares in your account to cover the amount of the check. Shares continue earning daily dividends until the day on which the check is presented to the Bank for payment. Cancelled checks will be returned to you. Due to the delay caused by the requirement that redemptions be priced at the next computed net asset value, the Bank will only accept for payment checks presented through normal bank clearing channels. Shareholders should not attempt to withdraw the full amount of an account or to close out an account by using this procedure.

No charge will be made to a shareholder for participation in the check-writing redemption procedure or for the clearance of any checks. A charge of $10.00 per check will be deducted from the shareholder's account if any check is returned due to insufficient funds or if any check is written for less than $500.

In order to stop payment on a check, the shareholder must notify the Trust in writing before the check has been presented to the Bank for payment. A charge of $8.50 will be deducted from the shareholder's account for each stop payment order.

--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

The Trust's net asset value per share is currently determined as of 4:00 p.m. Eastern Time on each Business Day, and on such other days on which there is a sufficient degree of trading in the Trust's portfolio securities that the Trust's net asset value might be materially affected by changes in the value of the portfolio securities. Net asset value per share is computed by dividing the total value of the assets of the Trust, less its liabilities, by the total number of Shares outstanding. Expenses and fees of the Trust, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value.

The Board of Trustees has adopted a policy requiring the Trust to use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share. The Trust values its portfolio securities by the amortized cost method which involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. The Trust will normally include any accrued discount or premium in its daily dividend and will thereby keep constant the value of the Trust's assets and, consequently, its net asset value per share. This method does not take into account unrealized capital gains or losses or the effect of fluctuating interest rates.

--------------------------------------------------------------------------------
DOES THE TRUST PAY FEDERAL INCOME TAX?
--------------------------------------------------------------------------------

The Trust intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of the Trust's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. The Trust contemplates declaring as dividends 100% of the Trust's investment company taxable income (before deduction of dividends paid).

A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Trust would be subject to a nondeductible excise tax equal to 4% of the deficiency.

--------------------------------------------------------------------------------
WHAT ABOUT MY TAXES?
--------------------------------------------------------------------------------

It is expected that the Trust will distribute annually to shareholders all or substantially all of the Trust's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Trust and not in cash. Since all of the Trust's net investment income is expected to be derived from earned interest and short-term capital gains, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporations. The Trust does not expect to realize any long-term capital gains and, therefore, does not foresee paying any "capital gains dividends" as described in the Code. However, if the Trust were to realize any long-term capital gains, distribution by the Trust of the excess of any such net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

Even though a substantial portion of distributions of net income will be attributable to interest on U.S. Government obligations, which may be exempt from state or local tax if received directly by a shareholder, shareholders of the Trust may be subject to state and local taxes with respect to their ownership of Trust Shares or distributions from the Trust.

The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Trust and its shareholders. Potential investors in the Trust are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

Cardinal Management Corp. will inform shareholders at least annually of the amount and nature of such income and capital gains.

--------------------------------------------------------------------------------
WHO MANAGES MY INVESTMENT IN THE TRUST?
--------------------------------------------------------------------------------

Pursuant to the laws of Pennsylvania and the Trust's Declaration of Trust, the responsibility for the management of the Trust is vested in its Board of Trustees which, among other things, is empowered by the Trust's Declaration of Trust to elect officers of the Trust and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

INVESTMENT ADVISER AND MANAGER

The Adviser, located at 155 East Broad Street, Columbus, Ohio 43215, is a wholly-owned subsidiary of The Ohio Company. The Adviser also acts as the investment adviser to Cardinal Tax Exempt Money Trust ("CTEMT"), Cardinal Government Obligations Fund ("CGOF"), Cardinal Balanced Fund ("CBF") and Cardinal Aggressive Growth Fund ("CAGF") and as dividend and transfer agent for The Cardinal Fund Inc., another open-end, diversified management investment company ("CFI"), CTEMT, CGOF, CBF, CAGF and the Trust. The Ohio Company is a member of the New York Stock Exchange, Inc., the Midwest Stock Exchange, Inc., other regional exchanges and the National Association of Securities Dealers, Inc. In addition to acting as the principal underwriter for the Trust, CTEMT, CGOF, CBF and CAGF, The Ohio Company acts as investment adviser and principal underwriter for CFI and as the sponsor of various series of separate unit investment trusts.

Pursuant to the Investment Advisory Contract, the Adviser manages the investment and reinvestment of the assets of the Trust in accordance with the Trust's investment objective, policies and restrictions, subject to the general supervision and control of the Trust's Board of Trustees. Since the Trust's inception, Hannibal L.

Godwin III has been primarily responsible for the day-to-day management of the Trust's portfolio. Mr. Godwin has been a portfolio manager with the Adviser and/or The Ohio Company since 1981.

The Adviser performs and bears the cost of research, statistical analysis and continuous supervision of the investment portfolio of the Trust and furnishes office facilities and certain clerical and administrative services to the Trust. In addition, the Adviser bears all promotional expenses, including the costs of printing and distributing prospectuses utilized for promotional purposes. All other expenses are borne by the Trust.

For the year ended September 30, 1994, the Adviser received as compensation for its investment advisory services .5% of average daily net assets of the Trust. The Adviser has, however, and may in the future periodically waive all or a portion of its advisory fee with respect to the Trust to increase the net income of the Trust available for distributions as dividends. The waiver of such fee will cause the yield of the Trust to be higher than it would otherwise be in the absence of such waiver.

DIVIDEND AND TRANSFER AGENT

Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215, has been selected to act as the Trust's Dividend and Transfer Agent. Cardinal Management Corp. is also the Trust's investment adviser.

DISTRIBUTOR

The Trust has entered into a Distributor's Contract with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Trust continuously will be offered on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. Walter R. Chambers is an officer and trustee/director of both the Trust and The Ohio Company. Frank W. Siegel and Hannibal L. Godwin III, each an officer and trustee of the Trust, are officers of The Ohio Company. John L. Schlater is a trustee of the Trust and an officer of The Ohio Company. David C. Will and James M. Schrack II are officers of both the Trust and The Ohio Company.

CUSTODIAN

The Trust has appointed The Fifth Third Bank ("Fifth Third") 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Trust's custodian. In such capacity Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Trust.

--------------------------------------------------------------------------------
WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?
--------------------------------------------------------------------------------

ACH PROCESSING

The Trust now offers ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Shares and/or electronically transfer distributions paid on Trust Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

Investors may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange Shares of the Trust for shares of:

              Cardinal Tax Exempt Money Trust, a tax-free money market fund (without payment of any sales charge);

              Cardinal Aggressive Growth Fund, an equity fund seeking appreciation of capital (upon the payment of the applicable sales charge);

              Cardinal Balanced Fund, a fund seeking current income and long-term growth of both capital and income (upon the payment of the applicable sales charge);

              The Cardinal Fund Inc., an equity fund (upon payment of applicable sales charge); or

              Cardinal Government Obligations Fund, a U.S. Government bond fund (upon payment of applicable sales charge).

Notwithstanding the foregoing and subject to the limitations contained in the following paragraph, exchanges of Trust Shares for shares of CFI, CGOF, CBF or CAGF (individually, a "Cardinal Load Fund") generally may be completed upon the payment of a sales charge equal to the sales charge payable upon purchase of shares of that Cardinal Load Fund. If, however, the Shares of Trust to be exchanged were acquired as a result of an exchange of shares of the Cardinal Load Fund, the sales charge to be paid on the present exchange may be reduced by the sales charge previously paid.

The foregoing exchange privilege may be exercised only once in each calendar quarter and must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. Cardinal Management Corp., as transfer agent, will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange is requested to be made within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of shares of the Trust by telephone. Neither the Trust nor any of its service providers will be liable of any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

For tax purposes, an exchange is treated as a redemption and a new purchase.

The Trust may, at any time, modify or terminate the foregoing exchange privilege. The Trust, however, will give shareholders of the Trust 60 days advance written notice of any such modification or termination.

--------------------------------------------------------------------------------
WHAT ARE MY RIGHTS AS A SHAREHOLDER?
--------------------------------------------------------------------------------

Each Share is entitled to one vote (and fractional shares to proportionate fractional votes) in the election of Trustees and on other matters submitted to the vote of shareholders. Voting rights are not cumulative, so that the holders of more than 50% of the Shares voting in the election of Trustees have the power to elect all of the Trustees of the Trust. Whenever the approval of a majority of the outstanding Shares of the Trust is required in connection with shareholder approvals of the Investment Advisory Contract, the Distribution Contract or changes in the investment objective and policies or the investment restrictions of the Trust, a "majority" shall mean the vote of (i) 67% or more of the Shares of the Trust present at a meeting, if the holders of more than 50% of the outstanding Shares are present in person or by proxy, or (ii) more than 50% of the outstanding Shares of the Trust, whichever is less.

--------------------------------------------------------------------------------
WHAT SHAREHOLDER REPORTS WILL I RECEIVE?
--------------------------------------------------------------------------------

An account summary will be furnished to each shareholder monthly and will include information as to all purchases, redemptions and income dividends paid during the preceding month. Financial statements of the Trust will be furnished to shareholders semiannually.

Holders of Shares should direct all inquiries concerning such matters to Cardinal Management Corp., 155 East Broad Street, Columbus, Ohio 43215.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                             Investment Adviser and Manager
                                                  Cardinal Management Corp.
                                                  155 East Broad Street
                                                  Columbus, Ohio 43215

                                             Distributor
                                                  The Ohio Company
                                                  155 East Broad Street
                                                  Columbus, Ohio 43215

                                             Transfer Agent and Dividend Paying
                                             Agent
                                                  Cardinal Management Corp.
                                                  215 East Capital Street
                                                  Columbus, Ohio 43215

                                             Custodian
                                                  The Fifth Third Bank
                                                  38 Fountain Square
                                                  Cincinnati, Ohio 45263

                                             Legal Counsel
                                                  Baker & Hostetler
                                                  65 East State Street
                                                  Columbus, Ohio 43215

                                             Independent Auditors
                                                  KPMG Peat Marwick LLP
                                                  Two Nationwide Plaza
                                                  Columbus, Ohio 43215

               TABLE OF CONTENTS

                                             PAGE
                                            ------
Key Features................................     2
Prospectus Highlights.......................     3
Fee Table...................................     4
Financial Highlights........................     5
What is the Trust?..........................     6
What Are the Investment Objective and
  Policies of the Trust?....................     6
How Do I Purchase Shares of the Trust?......     8
May My Tax Sheltered Retirement Plan Invest
  in the Trust?.............................    10
What Distributions Will I Receive?..........    10
How May I Redeem My Shares?.................    11
How is Net Asset Value Calculated?..........    13
Does the Trust Pay Federal Income Tax?......    13
What About My Taxes?........................    14
Who Manages My Investment in the Trust?.....    14
What Other Shareholder Programs Are
  Provided?.................................    15
What Are My Rights as a Shareholder?........    16
What Shareholder Reports Will I Receive?....    17

                            ------------------------

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933, AND TO WHICH REFERENCE IS MADE.

                            ------------------------

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR INCORPORATED HEREIN BY REFERENCE TO THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN OR THEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THE TRUST IS REGISTERED AS AN OPEN-END MANAGEMENT INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. SUCH REGISTRATION DOES NOT IMPLY THAT THE TRUST OR ANY OF ITS SHARES HAVE BEEN GUARANTEED, SPONSORED, RECOMMENDED OR APPROVED BY THE UNITED STATES OR ANY STATE OR ANY AGENCY OR OFFICER THEREOF.
                            ------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.


                             ----------------------
                                   PROSPECTUS
                             ----------------------

                                February 1, 1995

                               THE OHIO COMPANY

                                    CARDINAL
                                   GOVERNMENT
                                   SECURITIES
                                     TRUST

                                    [LOGO]